Financial instruments by category (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss		$ 81,333	$ 44,123
Other financial assets at amortized cost
Financial assets at amortised cost		103,435	156,094
Financial assets		184,768	200,217
Derivative Financial Instrument Assets [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss		27,539	0
Cash and cash equivalents [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss		53,794	44,123
Other financial assets at amortized cost
Financial assets at amortised cost		73,933	90,632
Trade receivables [member]
Other financial assets at amortized cost
Financial assets at amortised cost		16,215	19,519
To be recovered from co-venturers [Member]
Other financial assets at amortized cost
Financial assets at amortised cost		1,819	2,455
Other financial assets [Member]
Other financial assets at amortized cost
Financial assets at amortised cost	[1]	$ 11,468	$ 43,488

[1]	Non-current other financial assets relate to contributions made for environmental obligations according to Colombian and Brazilian government regulations. Current other financial assets corresponds to short-term investments with original maturities up to twelve months and over three months. At 31 December 2017, Current other financial assets also included the security deposit granted in relation to the purchase of Argentinian assets (Note 35.3).